Guarantees, Commitments, and Contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Guarantee obligations	$ 12,719	$ 12,361
Guarantee obligations, term	six
Provision for chargebacks, net	$ 12,092	11,980
Guarantor obligations, maximum exposure	$ 57,200,000
Percentage of guarantees paid	0.10%
Chargeback expense	$ 121,800	103,200	$ 85,500
Lease cost			5,900
Sublease income			$ 100
Contractual obligation	$ 2,900	$ 3,000
Contractual obligation, term	3 months